Condensed Consolidated Interim Statements of Financial Position - MXN ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Current assets:
Cash and cash equivalents	$ 64,115,200	$ 64,414,511
Customers, net	113,476,185	107,117,145
Other financing receivables	55,321,442	45,040,403
Other non-financing receivables	89,767,475	122,722,019
Inventories	112,402,011	126,018,397
Government Bonds	29,229,148	46,526,257
Derivative financial instruments	12,556,462	12,755,568
Other current assets	1,843,888	3,300,478
Total current assets	478,711,811	527,894,778
Non-current assets:
Investments in joint ventures and associates	1,787,482	2,043,966
Wells, pipelines, properties, plant and equipment, net	1,331,419,805	1,368,750,850
Rights of use assets	47,469,900	49,520,847
Long-term notes receivable, net of current portion	1,372,338	1,334,126
Government Bonds	52,869,024	63,653,260
Deferred income taxes and duties	167,925,120	171,632,558
Intangible assets, net	22,622,380	30,024,934
Other assets	21,741,012	30,702,725
Total non-current assets	1,647,207,061	1,717,663,266
Total assets	2,125,918,872	2,245,558,044
Current liabilities:
Short-term debt and current portion of long-term debt	516,455,816	465,947,683
Short-term leases	6,817,698	6,680,488
Suppliers	231,157,760	282,245,250
Income taxes and duties payable	119,472,009	70,813,355
Accounts and accrued expenses payable	90,734,407	81,808,426
Derivative financial instruments	31,231,609	22,242,056
Total current liabilities	995,869,299	929,737,258
Long-term liabilities:
Long-term debt, net of current portion	1,370,161,140	1,625,516,313
Long-term leases, net of current portion	38,397,506	44,451,087
Employee benefits	1,336,858,386	1,306,886,675
Provisions for sundry creditors	82,575,976	89,146,685
Other liabilities	16,687,273	11,777,226
Deferred income taxes	6,587,745	6,865,025
Total long-term liabilities	2,851,268,026	3,084,643,011
Total liabilities	3,847,137,325	4,014,380,269
Controlling interest:
Certificates of Contribution “A”	1,047,292,293	1,029,592,293
Mexican Government contributions	66,730,591	66,730,591
Legal reserve	1,002,130	1,002,130
Accumulated other comprehensive result	(512,338)	51,737,388
Accumulated deficit:
From prior years	(2,917,596,017)	(3,018,008,068)
Net income for the period/year	82,191,023	100,412,051
Total controlling interest	(1,720,892,318)	(1,768,533,615)
Total non-controlling interest	(326,135)	(288,610)
Total equity (deficit)	(1,721,218,453)	(1,768,822,225)
Total liabilities and equity (deficit)	$ 2,125,918,872	$ 2,245,558,044